CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,255,000,000	$ 1,368,000,000
Restricted cash	104,000,000	75,000,000
Marketable securities	124,000,000	110,000,000
Accounts receivables, net	295,000,000	462,000,000
Amount due from related parties - current	217,000,000	376,000,000
Other current assets	257,000,000	495,000,000
Total current assets	2,252,000,000	2,886,000,000
Non-current assets
Investment in associated companies	1,473,000,000	2,168,000,000
Marketable securities	0	0
Newbuildings	248,000,000	1,531,000,000
Drilling units	13,216,000,000	14,276,000,000
Restricted cash	0	0
Deferred tax assets	10,000,000	12,000,000
Equipment	29,000,000	41,000,000
Amount due from related parties - non-current	547,000,000	523,000,000
Assets held for sale - non-current	126,000,000	128,000,000
Other non-current assets	81,000,000	101,000,000
Total non-current assets	15,730,000,000	18,780,000,000
Total assets	17,982,000,000	21,666,000,000
Current liabilities
Debt due within one year	509,000,000	3,195,000,000
Trade accounts payable	72,000,000	93,000,000
Amounts due to related parties - current	10,000,000	83,000,000
Other current liabilities	268,000,000	1,352,000,000
Total current liabilities	859,000,000	4,723,000,000
Liabilities Subject to Compromise	9,191,000,000	0
Non-current liabilities
Long-term debt	485,000,000	6,319,000,000
Long-term debt due to related parties	314,000,000	330,000,000
Deferred tax liabilities	107,000,000	112,000,000
Other non-current liabilities	67,000,000	119,000,000
Total non-current liabilities	973,000,000	6,880,000,000
Equity
Common shares of par value US$2.00 per share: 800,000,000 shares authorized 504,518,940 outstanding at December 31, 2017 (December 31, 2016, 504,444,280)	1,008,000,000	1,008,000,000
Additional paid in capital	3,313,000,000	3,306,000,000
Contributed surplus	1,956,000,000	1,956,000,000
Accumulated other comprehensive loss	58,000,000	53,000,000
Retained earnings	225,000,000	3,198,000,000
Total Shareholder’s equity	6,560,000,000	9,521,000,000
Non-controlling interest	399,000,000	542,000,000
Total equity	6,959,000,000	10,063,000,000
Total liabilities and equity	$ 17,982,000,000	$ 21,666,000,000